Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
April 30, 2024
T03-NPRT3-0624
1.9584806.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.4%
Oil & Gas Drilling – 1.1%
Diamond Offshore Drilling, Inc. (a)		92,181	$ 1,128,295
Helmerich & Payne, Inc.		89,768	3,530,576
Nabors Industries Ltd. (a)		8,480	610,814
Noble Corp. PLC		101,864	4,520,724
Patterson-UTI Energy, Inc.		339,016	3,668,153
Transocean Ltd. (a)		657,299	3,431,101
Valaris Ltd. (a)		59,412	3,865,345
			20,755,008
Oil & Gas Equipment & Services – 9.3%
Archrock, Inc.		133,832	2,568,236
Atlas Energy Solutions, Inc.		18,095	401,890
Baker Hughes Co.		909,426	29,665,476
Bristow Group, Inc. (a)		6,159	162,043
Cactus, Inc. Class A		58,538	2,905,826
ChampionX Corp.		176,377	5,920,976
Core Laboratories, Inc.		40,757	643,961
DMC Global, Inc. (a)		17,609	279,103
Dril-Quip, Inc. (a)		29,854	542,746
Expro Group Holdings NV (a)		85,193	1,598,221
Halliburton Co.		808,944	30,311,132
Helix Energy Solutions Group, Inc. (a)		129,231	1,387,941
Kodiak Gas Services, Inc.		24,280	659,930
Liberty Energy, Inc.		144,575	3,180,650
Newpark Resources, Inc. (a)		74,262	515,378
NOV, Inc.		356,563	6,592,850
Oceaneering International, Inc. (a)		91,212	2,089,667
Oil States International, Inc. (a)		57,571	229,708
ProPetro Holding Corp. (a)		75,570	658,970
RPC, Inc.		87,592	585,990
Schlumberger NV		1,291,017	61,297,487
Select Water Solutions, Inc.		84,672	782,369
TechnipFMC PLC		393,085	10,070,838
TETRA Technologies, Inc. (a)		110,451	473,835
Tidewater, Inc. (a)		11,400	1,047,090
U.S. Silica Holdings, Inc. (a)		69,220	1,068,065
Weatherford International PLC (a)		61,871	7,648,493
			173,288,871
TOTAL ENERGY EQUIPMENT & SERVICES	194,043,879
OIL, GAS & CONSUMABLE FUELS – 89.4%
Coal & Consumable Fuels – 0.4%
Centrus Energy Corp. Class A (a)		12,431	533,663
CONSOL Energy, Inc.		28,247	2,337,722
Peabody Energy Corp.		106,500	2,336,610
Uranium Energy Corp. (a)		337,027	2,274,932
			7,482,927
Integrated Oil & Gas – 39.0%
Chevron Corp.		1,615,955	260,605,063

	Shares	Value

Exxon Mobil Corp.	3,612,279	$427,224,237
Occidental Petroleum Corp.	594,872	39,344,834
		727,174,134
Oil & Gas Exploration & Production – 28.9%
Antero Resources Corp. (a)	257,731	8,765,431
APA Corp.	334,254	10,508,946
Berry Corp.	62,072	526,991
California Resources Corp.	46,865	2,477,284
Chesapeake Energy Corp.	100,567	9,038,962
Chord Energy Corp.	37,386	6,616,574
Civitas Resources, Inc.	59,251	4,263,702
CNX Resources Corp. (a)	143,420	3,373,238
Comstock Resources, Inc.	88,711	892,433
ConocoPhillips	1,073,194	134,814,630
Coterra Energy, Inc.	679,815	18,599,738
Crescent Energy Co. Class A	84,725	901,474
Devon Energy Corp.	579,062	29,636,393
Diamondback Energy, Inc.	153,696	30,912,877
EOG Resources, Inc.	527,036	69,637,267
EQT Corp.	353,290	14,163,396
Granite Ridge Resources, Inc.	54,181	353,260
Gulfport Energy Corp. (a)	11,527	1,829,450
Hess Corp.	249,862	39,350,766
HighPeak Energy, Inc.	24,126	342,831
Kimbell Royalty Partners LP	61,111	967,998
Kosmos Energy Ltd. (a)	415,339	2,354,972
Magnolia Oil & Gas Corp. Class A	158,834	3,981,968
Marathon Oil Corp.	529,003	14,203,731
Matador Resources Co.	102,418	6,380,641
Murphy Oil Corp.	132,866	5,931,138
Northern Oil & Gas, Inc.	81,650	3,330,504
Ovintiv, Inc.	234,388	12,028,792
Permian Resources Corp.	391,161	6,551,947
Pioneer Natural Resources Co.	211,141	56,864,494
Range Resources Corp.	218,379	7,841,990
Riley Exploration Permian, Inc.	5,556	144,067
SandRidge Energy, Inc.	26,313	360,488
SilverBow Resources, Inc. (a)	16,114	495,022
Sitio Royalties Corp. Class A	74,340	1,727,662
SM Energy Co.	105,351	5,108,470
Southwestern Energy Co. (a)	947,111	7,093,861
Talos Energy, Inc. (a)	125,179	1,649,859
Tellurian, Inc. (a)	608,224	261,597
Texas Pacific Land Corp.	16,639	9,589,056
VAALCO Energy, Inc.	96,617	618,349
Viper Energy, Inc.	73,326	2,798,120
Vital Energy, Inc. (a)	21,225	1,125,350
Vitesse Energy, Inc.	21,497	477,019
W&T Offshore, Inc.	97,354	219,047
		539,111,785
Oil & Gas Refining & Marketing – 10.2%
Clean Energy Fuels Corp. (a)	164,281	381,132

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
CVR Energy, Inc.	32,201	$ 978,266
Delek U.S. Holdings, Inc.	58,073	1,587,135
Green Plains, Inc. (a)	44,842	926,884
HF Sinclair Corp.	144,394	7,833,375
Marathon Petroleum Corp.	343,175	62,361,761
Par Pacific Holdings, Inc. (a)	51,900	1,598,520
PBF Energy, Inc. Class A	99,588	5,305,053
Phillips 66	397,615	56,942,444
REX American Resources Corp. (a)	14,543	804,664
Valero Energy Corp.	307,675	49,188,002
World Kinect Corp.	54,708	1,285,638
		189,192,874
Oil & Gas Storage & Transportation – 10.9%
Antero Midstream Corp.	324,770	4,494,817
Cheniere Energy, Inc.	215,334	33,984,012
Dorian LPG Ltd.	31,742	1,311,579
DT Midstream, Inc.	87,830	5,463,026
EnLink Midstream LLC (a)	206,215	2,829,270
Equitrans Midstream Corp.	392,694	5,313,150
Excelerate Energy, Inc. Class A	17,614	296,972
Hess Midstream LP Class A	70,754	2,412,711
International Seaways, Inc.	33,538	1,854,316
Kinder Morgan, Inc.	1,808,055	33,051,245
Kinetik Holdings, Inc.	32,282	1,237,692
New Fortress Energy, Inc.	56,231	1,473,252
NextDecade Corp. (a)	81,316	522,049
ONEOK, Inc.	526,513	41,657,709

		Shares	Value

Plains GP Holdings LP Class A (a)		177,314	$ 3,228,888
Targa Resources Corp.		191,469	21,838,954
Williams Cos., Inc.		1,099,482	42,176,130
			203,145,772
TOTAL OIL, GAS & CONSUMABLE FUELS	1,666,107,492
TOTAL COMMON STOCKS (Cost $1,366,883,031)			1,860,151,371
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $2,370,000)		2,370,000	2,370,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,369,253,031)	1,862,521,371
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,451,904
NET ASSETS – 100.0%	$1,863,973,275

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $201,250 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	35	June 2024	$3,447,500	$53,538	$53,538
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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